SALES OF COMMON STOCK FOR CASH (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2015
SALES OF COMMON STOCK FOR CASH
Company issued shares of common stock to individuals		1,000,000
Company issued shares of common stock to individuals at a price		$ 0.05
Company issued shares of common stock to individuals for total cash proceeds		$ 50,000
Company received from Aladdin for the issuance of common stock	$ 258,000